LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 8:          LEASES

The Company adopted the new accounting standard ASC 842 “Leases” and all related amendments effective as of January 1, 2022.

The Company entered into non-cancelable operating lease agreements with various expiration dates through fiscal 2026. Certain lease agreements include options to renew or terminate the lease. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably assured at lease commencement.

The operating lease cost for the year ended December 31, 2022 was $7,049. The amount includes an impairment of $1,267 related to certain right-of-use assets.

Supplemental cash flow information related to operating leases was as follows:

Year ended December 31, 2022
Cash paid for amounts included in the measurement of lease operating liabilities	$5,399

Supplemental balance sheet information related to operating leases is as follows:

As of December 31, 2022
Operating lease ROU assets	$7,003
Operating lease liabilities	$5,009
Operating lease liabilities, long-term	$3,833
Weighted average remaining lease term (in years)	1.8
Weighted average discount rate	1%

Maturities of operating lease liabilities as of December 31, 2022 are as follows:

As of December 31,
2023	$5,069
2024	3,391
2025	433
2026	28

Total undiscounted lease payments	8,921
Less: imputed interest	(79)

$8,842

In February 2023, an amendment to the Tel-Aviv office agreement was signed, which extends the lease period for additional thirty-six (36) months and an option to extend the term of the lease for an additional periods of up to forty-eight (48) months.